[PHOTO OF WHITE HOUSE]


------------------------------------------------------
LIBERTY MONEY MARKET FUND                Annual report
------------------------------------------------------

June 30, 2000

[BEGIN SIDE BAR]

President's Message

[END SIDE BAR]

To Our Shareholders:

You may have noticed that your Fund has a new name. Beginning July 14, the names of our funds changed to include Liberty. Rest assured, the investment objective and strategies employed by the Fund's managers are not affected by this name change. We believe the new name better reflects that your Fund is part of the Liberty Funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach for financial freedom--however you define it.

Consumer confidence remained high and spending was strong, posting near-record sales in many industries during the 12-month period ending June 30, 2000. The U.S. economy continued its steady growth through the second half of 1999, and though it has shown signs of slowing in the first two quarters of 2000, it has not stabilized sufficiently to satisfy the Federal Reserve Board (the Fed).

The bond market has been volatile, buoyed on the one hand by signs of slowing economic activity, yet troubled by signs of inflation creep on the other. Supply and demand have worked at cross purposes as well, with liquidations of bond mutual funds suppressing demand, even as the Treasury acts to reduce supply by using the budget surplus to buy outstanding Treasury debt. Institutional investors became more cautious, selling off corporate debt and buying short-term treasuries, which further added to the volatility.

We remain confident that for those seeking a relatively stable haven for their dollars and potential for current income, Liberty Money Market Fund may be an attractive option. The following report will provide you with more specific information about your Fund's performance and the strategies used during the period. I thank you for giving us the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson
---------------------

Stephen E. Gibson
President
August 18, 2000

Past performance cannot predict future investment results. Because market and economic conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue.

|-------------------------------|
| Not FDIC |  May Lose Value    |
|          |--------------------|
| Insured  |  No Bank Guarantee |
--------------------------------|

--------------------------------------------------------------------------------
Highlights
--------------------------------------------------------------------------------

>      Objective(1)

       Liberty Money Market Fund seeks to obtain maximum current income consistent with preservation of capital and the maintenance of liquidity.

>      The Fed Action Benefits Shareholders

       The most significant force in the short-term bond market is always the Federal Reserve Board. As we expected, the Fed reacted to a strong U.S. economy by raising interest rates five times during the 12-month period ended June 30, 2000, from 5% to 6.5%. The Fed's action benefited shareholders by increasing the income paid by money market securities.

>      Fund Maintains Defensive Posture

       In anticipation of a long series of interest rate increases by the Fed, we maintained our defensive posture throughout the period. The average maturity of the Fund remained consistently short during the period, averaging approximately 26 days. We decreased holdings in letter of credit commercial paper (from 8.2% to 5.7% of the Fund's assets) and corporate notes (from 5.6% to 4.2%), while increasing holdings in commercial paper (from 79.1% to 82.5%).

>      Portfolio Management Remains Cautious

       Despite the gradual slowing of economic growth, we anticipate the possibility of further tightening by the Fed. Accordingly, we will continue to maintain a cautious approach to managing the Fund. As always, we will lengthen average maturity only when we see a yield advantage.

       /s/ Jane M. Naeseth
       -------------------

       Jane M. Naeseth, senior vice president of the Advisor, has managed Liberty Money Market Fund since 1998.


                           LIBERTY MONEY MARKET FUND
                               6/30/99 - 6/30/00

[START BAR CHART]

       --------------------------------------------------
       Liberty Money Market Fund                    5.28%
       (Class A Shares)
       --------------------------------------------------
       Lipper Peer Group Average(2)                 5.06%
       --------------------------------------------------

[END BAR CHART]


(1)The Fund pursues its objective by investing all of its assets in the SR&F Cash Reserves Portfolio (Portfolio), a money market fund with the same investment objective as the Fund.

(2)Lipper, Inc, a widely respected data provider in the industry, calculates total returns for mutual funds with investment objectives similar to the Fund. The Lipper Money Market Funds Category total return average is shown above as the Lipper peer group average.

   Performance for different share classes will vary with fees associated with each class. Past performance cannot predict future results.

   Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

[START SIDE BAR]

Twelve-month Distributions
declared per share

Class A     $0.052
Class B     $0.041
Class C     $0.048

Seven-day yields on 6/30/00(3)

Class A     5.56%
Class B     4.55%
Class C     5.15%

30-day yields on 6/30/00(3)

Class A     5.64%
Class B     4.51%
Class C     5.14%

(3)If the Advisor or its affiliates had not waived certain Fund expenses, the 7-day and 30-day yields would have been 4.55% and 4.54% for Class C Shares.

Portfolio Breakdown(4)
(as of 6/30/2000)
 ......................................
Commercial Paper ......................     82.5%
Yankee Certificate of Deposit .........      7.6%
Letter Of Credit ......................      5.7%
Corporate Notes .......................      4.2%

Portfolio Maturity(4)
(as of 6/30/2000)
 ...................
0-4 days ...........   8%
5-14 days ..........  59%
15-29 days .........   8%
30-59 days .........  11%
60+ days ...........  14%

(4)Portfolio breakdown and maturity weightings are calculated as a percentage of total market value of the investment portfolio. Because it is actively managed, there can be no guarantee the Portfolio will continue to hold or invest in these securities in the future. An investment in the Fund is not insured or guaranteed by the U.S. government. There can be no assurance that the $1.00 net asset value per share will be maintained. It is possible to lose money by investing in the Fund. On March 2, 1998, the Fund became a feeder fund for the SR&F Cash Reserves Portfolio, a money market fund managed by Stein Roe & Farnham Incorporated. Prior to this transition, approximately two-thirds of the portfolio holdings represented a selection of short-term U.S. government agency securities. The Fund no longer invests primarily in U.S. government securities, but rather in the Portfolio, which has flexibility to search for the highest relative yield among a variety of money market instruments.

                                                                             |
                                                                             | 1
                                                                             |

-------------------------------------------------
SR&F Cash Reserves Portfolio
-------------------------------------------------
June 30, 2000
(In thousands)


Commercial Paper (a) -- 87.9%           Par          Value
------------------------------------------------------------
Asset Securitization Corp.,
   6.570% 7/13/00 (b)                   $20,000      $19,956
Associates First Capital,
   6.950% 7/3/00                         41,000       40,984
Caterpillar Financial Service Corp.,
   6.260% 8/22/00                        35,000       34,693
Citic Pacific Finance (LOC Bank of
   America), 6.650% 7/3/00               20,000       19,993
Cooper Industries, Inc.,
   7.060% 7/5/00                         14,000       13,989
Corporate Asset Funding,
   6.810% 7/5/00 (b)                     37,000       36,972
Countrywide Home Loans,
   6.810% 7/10/00                        37,000       36,937
CSN Overseas (LOC Barclays),
   6.280% 8/31/00                        24,927       24,671
Eaton Corp.,
   6.760% 7/5/00 (b)                     38,000       37,972
Enterprise Funding Corp.,
   6.810% 7/6/00 (b)                     25,000       24,976
Falcon Asset Securitization,
   6.640% 7/14/00 (b)                    35,000       34,917
General Dynamics,
   6.770% 9/11/00 (b)                     5,000        4,934
Goldman Sachs & Co.,
   6.580% 7/17/00                        24,000       23,930
GTE Corp.,
   6.630% 7/5/00 (b)                     25,000       24,982
Harley-Davidson Funding:
   6.590% 7/10/00 (b)                    15,135       15,110
 6.770% 7/18/00 (b)                      15,000       14,952
International Securitization,
   6.680% 7/12/00 (b)                    10,587       10,566
Northern Industrial Public Services,
   6.700% 7/14/00                        35,000       34,916
Old Line Funding,
   6.660% 7/7/00 (b)                     38,000       37,958
7-Eleven Corp.,
   6.570% 7/6/00                         17,000       16,985
Special Purpose Accounts Receivable,
   6.600% 7/13/00 (b)                    35,000       34,923
Superior Funding,
   6.640% 7/7/00 (b)                     35,000       34,962
Target Corp.,
   6.630% 7/11/00                        27,000       26,951
Textron Financial,
   6.650% 7/6/00                         24,000       23,978
Thames Asset Global,
   6.750% 8/30/00 (b)                    35,000       34,611
US West Communications,
   6.830% 7/18/00                        28,000       27,910
                                                     -------
Total Commercial Paper
 (cost of $693,728)                                  693,728
                                                     -------

                                          Par        Value
------------------------------------------------------------
Corporate Notes -- 4.2%
--------------------------------------
GTE Corp.,
   9.375% 12/1/00                       $13,000     $ 13,135
WorldCom, Inc.,
   6.940% 8/17/00 (b)                    20,000       20,037
                                                    --------
Total Corporate Notes
 (cost of $33,172)                                    33,172
                                                    --------
Yankee Certificates of Deposit -- 7.6%
--------------------------------------
ABN--AMRO Canada,
   6.240% 8/8/00                         30,000       29,808
Canadian Imperial Holdings,
   7.060% 12/27/00                       30,000       30,000
                                                    --------
Total Yankee Certificates of Deposit
 (cost of $59,808)                                    59,808
                                                    --------
Total Investments
 (cost of $786,708)(c)                               786,708
                                                    --------
Other Assets & Liabilities, Net -- 0.3%                2,055
                                                    --------
Net Assets -- 100%                                  $788,763
                                                    ========

Notes to Investment Portfolio:

(a) The interest rate is the effective rate at the date of purchase except for variable rate notes, for which the interest rate represents the current rate as of the most recent dates.

(b) Represents private placement securities exempt from registration by Section 4(2) Securities Act of 1933. These securities are issued to investors who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale by the Fund must be in an exempt transaction, normally to other institutional investors. At June 30, 2000, the aggregate value of the Fund's private placement securities was $387,828, which represented 49.2% of net assets. None of these securities were deemed illiquid.

(c) At June 30, 2000, the cost of investments for financial reporting and federal income tax purposes was identical.

  |
2 |  See notes to financial statements.
  |

-------------------------------------------------
SR&F Cash Reserves Portfolio
-------------------------------------------------
(In thousands)

Statement of Assets & Liabilities
----------------------------------------------------------------------
June 30, 2000

Assets
Investments at value (cost $786,708)                          $786,708
Cash                                                             2,127
Interest receivable                                                 89
                                                              --------
 Total Assets                                                  788,924
                                                              --------

Liabilities
Accrued:
 Management fee                                                    135
 Bookkeeping fee                                                     7
 Transfer agent fee                                                  1
Other                                                               18
                                                              --------
 Total liabilities                                                 161
                                                              --------
 Net assets applicable to investors' beneficial interests     $788,763
                                                              ========


Statement of Operations
--------------------------------------------------------------------------------
Year ended June 30, 2000

Investment Income
Interest                                                      $ 47,208
                                                              --------

Expenses
 Management fees                                                 1,943
 Bookkeeping fees                                                   44
 Trustees' fees                                                     25
 Audit fee                                                          17
 Legal fees                                                          4
 Transfer agent fees                                                 6
 Custodian fees                                                      2
                                                              --------
                                                                 2,041
                                                              --------
 Net investment income                                          45,167
                                                              --------
Net Realized Loss on Investments
 Net realized loss                                                  (2)
                                                              --------
Increase in Net Assets from Operations                        $ 45,165
                                                              ========

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                  Year                Year
                                                 Ended               Ended
                                              June 30,            June 30,
                                                  2000                1999
------------------------------------------------------         -----------
Increase in Net Assets
Operations
Net investment income                      $    45,167         $    37,933
Net realized loss                                   (2)                 (4)
                                           -----------         -----------
 Net increase from operations                   45,165              37,929
                                           -----------         -----------
Transactions in Investors' Beneficial
Interests
Contributions                                3,386,150           1,549,789
Withdrawals                                 (3,415,013)         (1,501,534)
                                           -----------         -----------
 Net transactions in investors'
    beneficial interest                        (28,863)             48,255
                                           -----------         -----------
 Net increase in net assets                     16,302              86,184

Net Assets
Beginning of period                            772,461             686,277
                                           -----------         -----------
End of period                              $   788,763         $   772,461
                                           -----------         ===========

Financial Highlights
--------------------------------------------------------------------------------

                                   Year          Year         Period
                                  Ended         Ended          Ended
                               June 30,      June 30,       June 30,
                                   2000          1999       1998 (a)
---------------------------------------      --------       --------
Ratios to Average Net Assets
Expenses                          0.25%         0.25%          0.26%(b)
Net investment income             5.52%         4.83%          5.45%(b)

(a) From commencement of operations on March 2, 1998.
(b) Annualized.

                                                                             |
See notes to financial statements.                                           | 3
                                                                             |

--------------------------------------------------------------------------------
SR&F Cash Reserves Portfolio Notes to Financial Statements
--------------------------------------------------------------------------------
June 30, 2000
(In thousands)

Note 1. Organization of the SR&F Cash Reserves Portfolio

SR&F Cash Reserves Portfolio (the "Portfolio") is a separate series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The investment objective of the Portfolio is to seek maximum current income consistent with capital preservation and maintenance of liquidity.

The Portfolio commenced operations on March 2, 1998. At commencement, Stein Roe Cash Reserves Fund and Liberty Money Market Fund (formerly Colonial Money Market Fund) contributed $493,224 and $187,537, respectively, in securities and other assets in exchange for beneficial ownership of the Portfolio. The Portfolio allocates income, expenses and realized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At June 30, 2000, Stein Roe Cash Reserves Fund and Liberty Money Market Fund owned 65.3% and 34.7% respectively, of the Portfolio.


Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies of the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investment Transactions and Investment Income:

Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

The Portfolio is permitted to invest in repurchase agreements involving securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities. The Portfolio requires issuers of repurchase agreements to transfer the securities underlying those agreements to the Portfolio's custodian at the time of payment.

Security Valuations:

The Portfolio utilizes the amortized cost method to value its investments. This technique approximates market value and involves valuing a security initially at cost and, thereafter assuming a constant amortization to maturity of any discount or premium. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Federal Income Taxes:

No provision is made for federal income taxes because the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.


Note 3. Portfolio Composition

Under normal market conditions, the Portfolio will invest a least 25% of its total assets in securities of issuers in the financial services industry (which includes, but is not limited to, banks, consumer and business credit institutions, and other financial services companies). At June 30, 2000, 72% of the Portfolio's net assets were invested in the financial services industry. See the portfolio of investments for additional information regarding portfolio composition.


Note 4. Trustees Fees and Transactions With Affiliates

Management Fee:

The Portfolio pays monthly management fees to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment Advisor and manager. The management fee for the Portfolio is computed at an annual rate of 0.25% of the first $500 million of average daily net assets, and 0.225% thereafter.

Bookkeeping Fee:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $25 annually plus 0.0025% of the Funds average net assets over $50 million.

Other:

Certain officers and trustees of the Trust are also officers of the Advisor. Compensation is paid to trustees not affiliated with the Advisor. No remuneration was paid to any other trustee or officer of the Trust, who is affiliated with the Advisor.


Note 5. Line of Credit

The Liberty-Stein Roe Municipals Trust, the Liberty Stein-Roe Investment Trust and the SR&F Base Trust (collectively, the "Trusts"), participate in unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The uncommitted line of credit permits the Trusts to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trusts for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowing may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, the Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 5% per year. In addition, a commitment fee of 0.10% per annum on each Fund's borrowings shall be paid quarterly by the Fund based on the relative asset size of the Fund. For the year ended June 30, 2000, the Trusts had no borrowings under the agreement.

  |
4 |
  |

--------------------------------------------------------------------------------
Liberty Money Market Fund -- Statement of Assets and Liabilities
--------------------------------------------------------------------------------
June 30, 2000
(In thousands except for per share data)


Assets
Investment in Portfolio, at value                       $ 273,857
Receivable for:
 Fund shares sold                         $1,197
Other                                         11            1,208
                                          ------        ---------
 Total Assets                                             275,065
Liabilities
Payable for:
 Fund shares repurchased                  22,703
 Distributions                               393
Accrued:
 Administration fee                           13
 Bookkeeping fee                               6
 Transfer agent fees                          71
 Deferred Trustees' fees                       3
Other                                         34
                                          ------
 Total Liabilities                                         23,223
                                                        =========
Net Assets                                              $ 251,842
                                                        =========
Net asset value:
Class A ($178,678/178,664)                              $    1.00(a)
                                                        =========
Class B ($69,214/69,266)                                $    1.00(a)
                                                        =========
Class C ($3,950/3,952)                                  $    1.00(a)
                                                        =========
Composition of Net Assets
Capital paid in                                         $ 251,880
Overdistributed net investment income                         (34)
Accumulated net realized loss                                  (4)
                                                        ---------
                                                        $ 251,842
                                                        =========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                                                                             |
See notes to financial statements.                                           | 5
                                                                             |

--------------------------------------------------------------------------------
Liberty Money Market Fund -- Statement of Operations
--------------------------------------------------------------------------------
For the Year Ended June 30, 2000
(In thousands)

Investment Income
Interest allocated from Portfolio                                       $16,503
                                                                        -------
Expenses
Expenses allocated from Portfolio                           $  713
Administration fee                                             714
Service fee -- Class B                                         229
Service fee -- Class C                                           5
Distribution fee -- Class B                                    685
Distribution fee -- Class C                                     26
Transfer agent fee                                             668
Bookkeeping fee                                                 73
Trustees' fee                                                   17
Custodian fee                                                    2
Audit fee                                                       19
Legal fee                                                        4
Registration fee                                                89
Reports to shareholders                                         19
Other                                                           94
                                                            ------
                                                             3,357
Fee waived by the Administrator                               (543)
Fee waived by the Distributor -- Class C                       (21)       2,793
                                                            ------      -------
  Net Investment Income                                                  13,710
                                                                        -------
Net Realized Loss on Investments allocated from Portfolio
Net realized loss                                                            (1)
                                                                        -------
Increase in Net Assets from Operations                                  $13,709
                                                                        =======

  |
6 | See notes to financial statements.
  |

--------------------------------------------------------------------------------
Liberty Money Market Fund -- Statement of Changes in Net Assets
--------------------------------------------------------------------------------
(In thousands)

                                                  Year              Year
                                                 ended             ended
                                                June 30,          June 30,
                                             -----------       -----------
Increase (Decrease) in Net Assets                 2000              1999
--------------------------------------------------------------------------
Operations:
Net investment income                        $    13,710       $    10,912
Net realized loss                                     (1)               (2)
                                             -----------       -----------
  Net Increase from Operations                    13,709            10,910
Distributions:
From net investment income -- Class A             (9,826)           (7,849)
From net investment income -- Class B             (3,755)           (2,956)
From net investment income -- Class C               (170)             (125)
                                             -----------       -----------
                                                     (42)              (20)
                                             -----------       -----------
Fund Share Transactions:
Receipts for shares sold -- Class A            2,794,677         1,246,973
Receipts for shares issued in the
   acquisition of Crabbe Huson
   Money Market Fund                                  --            87,134
Value of distributions reinvested --
   Class A                                         7,768             7,069
Cost of shares repurchased -- Class A         (2,781,572)       (1,312,028)
                                             -----------       -----------
                                                  20,873            29,148
                                             -----------       -----------
Receipts for shares sold -- Class B              194,295           230,456
Value of distributions reinvested --
   Class B                                         3,150             2,569
Cost of shares repurchased -- Class B           (221,997)         (201,012)
                                             -----------       -----------
                                                 (24,552)           32,013
                                             -----------       -----------
Receipts for shares sold -- Class C               15,151             7,368
Value of distributions reinvested --
   Class C                                           139               114
Cost of shares repurchased -- Class C            (13,532)           (8,591)
                                             -----------       -----------
                                                   1,758            (1,109)
                                             -----------       -----------
Net Increase (Decrease) from Fund
 Share Transactions                               (1,921)           60,052
                                             -----------       -----------
  Total Increase (Decrease)                       (1,963)           60,032
Net Assets
Beginning of period                              253,805           193,773
                                             -----------       -----------
End of period (net of overdistributed and
   including undistributed net investment
   income of $34 and $7, respectively)       $   251,842       $   253,805
                                             ===========       ===========

                                                  Year              Year
                                                 ended             ended
                                                June 30,          June 30,
                                             -----------       -----------
Number of Funds Shares                           2000              1999
--------------------------------------------------------------------------

Sold -- Class A                                2,794,677         1,246,974
Issued in the acquisition of Crabbe Huson
   Money Market Fund                                  --            87,140
Issued for distributions reinvested --
   Class A                                         7,768             7,069
Repurchased -- Class A                        (2,781,572)       (1,312,028)
                                             -----------       -----------
                                                  20,873            29,155
                                             -----------       -----------
Sold -- Class B                                  194,295           230,455
Issued for distributions reinvested --
   Class B                                         3,150             2,569
Repurchased -- Class B                          (221,997)         (201,012)
                                             -----------       -----------
                                                 (24,552)           32,012
                                             -----------       -----------
Sold -- Class C                                   15,151             7,368
Issued for distributions reinvested --
   Class C                                           139               114
Repurchased -- Class C                           (13,532)           (8,592)
                                             -----------       -----------
                                                   1,758            (1,110)
                                             -----------       -----------

                                                                             |
See notes to financial statements.                                           | 7
                                                                             |

--------------------------------------------------------------------------------
Liberty Money Market Fund -- Notes to Financial Statements
--------------------------------------------------------------------------------
June 30, 2000


Note 1. Accounting Policies

Organization:

Liberty Money Market Fund (formerly Colonial Money Market Fund) (the Fund), a series of Liberty Funds Trust II is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the SR&F Cash Reserves Portfolio (the Portfolio), a Massachusetts common trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (34.7% at June 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C shares. Class A shares are sold at net asset value. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Effective February 1, 2000, Class B shares will convert to Class A shares as follows:

                                               Converts to
        Original Purchase                     Class A Shares
        -----------------                     --------------
        Less than $250,000                       8 years
        $250,000 to less than $500,000           4 years
        $500,000 to less than $1,000,000         3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and a continuing service and distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation and transactions:

Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

The Fund attempts to maintain a per-share net asset value of $1, which management believes will be possible under most conditions.

In the event that a deviation of 0.50% or more exists between the Fund's $1.00 per-share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market quotations, the Board of Trustees would consider what action, if any, should be taken.

Determination of class net asset values and financial highlights:

All income, expenses (other than Class B and Class C service and distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the net investment income per share data and ratios for the Fund for the entire period by the service fee and distribution fee applicable to Class B and Class C shares only.

Federal income taxes:

Consistent with the Funds policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Distributions to shareholders:

The Fund declares and records distributions daily and pays monthly.

Capital Loss Carryforwards:

At June 30, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                        Capital loss
 Year of Expiration     Carryforward
 ------------------     ------------
  2008                     $  583
  2007                      1,424
  2003                      1,327


Note 2. Fees and Compensation Paid to Affiliates

Administration fee:

Colonial Management Associates, Inc. (the Administrator) provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average net assets. The Administrator has voluntarily agreed to waive a portion of the administration fee so that it does not exceed 0.06% annually.

Bookkeeping fee:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $18,000 annually plus 0.0233% of the Funds average net assets over $50 million.

Transfer agent:

Liberty Funds Services, Inc., (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.20% annually of the Funds average net assets and receives reimbursement for certain out-of-pocket expenses through December 31, 1999.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent continues to receive reimbursement for certain out-of-pocket expenses.

  |
8 |
  |

--------------------------------------------------------------------------------
Liberty Money Market Fund -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
June 30, 2000

Underwriting discounts, service and distribution fees:

Liberty Funds Distributor, Inc., (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. For the year ended June 30, 2000, the Fund has been advised that the Distributor received contingent deferred sales charges (CDSC) of $72,263 $778,355 and $17,335 on Class A, Class B, and Class C shares redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense limits:

The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of the Fund's proportionate share of the Portfolio's expenses and exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.00% annually of the Fund's average net assets.

For the year ended June 30, 2000, the Fund's total expenses, as defined above, did not exceed the 1.00% expense limit.

Other:

The Fund pays no compensation to its officers, all of whom are employees of the Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.


Note 3. Other Related Party Transactions

At June 30, 2000, Colonial Management Associates, Inc. owned 8% of the Fund's shares outstanding.


Note 4. Merger

On October 16, 1998, Crabbe Huson Money Market Fund (CHMMF) was merged into the Fund by a non-taxable exchange of 87,140,110 Class A shares of the Fund (value at $87,133,699) for the 87,140,110 CHMMF shares outstanding. The aggregate net assets of the Fund and CHMMF immediately after the merger were $858,822,519.

Change in Independent Auditor (Unaudited)

Based on the recommendation of the Audit Committee of the Fund on June 18, 1999, the Board of Trustees determined not to retain PricewaterhouseCoopers LLP as the Fund's independent auditor and voted to appoint Ernst & Young LLP for the fiscal year ended June 30, 2000. During the two most recent fiscal years, PricewaterhouseCoopers LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two most recent fiscal years and through August 11, 1999 there were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make references to the disagreements in its report in the financial statements for such years.

                                                                             |
                                                                             | 9
                                                                             |

--------------------------------------------------------------------------------
Liberty Money Market Fund -- Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period is as follows:

                                                             Year ended June 30, 2000
                                                  -------------------------------------------
                                                   Class A         Class B            Class C
---------------------------------------------------------------------------------------------
Net asset value -- Beginning of period            $  1.000        $  1.000            $ 1.000
                                                  --------        --------            -------
Income From Investment Operations:
Net investment income (a)(b)                         0.052           0.041              0.048(c)
                                                  --------        --------            -------
Less Distributions Declared to Shareholders:
From net investment income                          (0.052)         (0.041)            (0.048)
                                                  --------        --------            -------
Net asset value -- End of period                  $  1.000        $  1.000            $ 1.000
                                                  ========        ========            =======
Total return (d)(e)                                   5.26%           3.99%              4.71%
                                                  ========        ========            =======
Ratios to Average Net Assets
Expenses (a)(b)(f)                                    0.65%           1.65%              1.05%(c)
Net investment income (a)(b)(f)                       5.13%           4.13%              4.73%(c)
Net assets at end of period (000)                 $178,678        $ 69,214            $ 3,950

(a) Net of fees waived by the Administrator which amounted to $0.002 per share and 0.19%.

(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Cash Reserves Portfolio.

(c) Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60%.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Had the Administrator and Distributor not waived a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                             Year ended June 30, 1999
                                                  -------------------------------------------
                                                   Class A         Class B            Class C
---------------------------------------------------------------------------------------------
Net asset value -- Beginning of period            $  1.000        $  1.000         $    1.000
                                                  --------        --------         ----------
Income From Investment Operations:
Net investment income (a)(b)                         0.046           0.036              0.042(c)
                                                  --------        --------         ----------
Less Distributions Declared to Shareholders:
From net investment income                          (0.046)         (0.036)            (0.042)
                                                  --------        --------         ----------
Net asset value -- End of period                  $  1.000        $  1.000         $    1.000
                                                  ========        ========         ==========
Total return (d)(e)                                   4.70%           3.68%              4.30%
                                                  ========        ========         ==========
Ratios to Average Net Assets
Expenses (a)(b)(f)                                    0.68%           1.68%              1.08%(c)
Net investment income (a)(b)(f)                       4.61%           3.61%              4.21%(c)
Net assets at end of period (000)                 $157,790        $ 93,821         $    2,194

(a) Net of fees waived by the Administrator which amounted to $0.002 per share and 0.19%.

(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Cash Reserves Portfolio.

(c) Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60%.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Had the Administrator and Distributor not waived a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

   |
10 |
   |

--------------------------------------------------------------------------------
Liberty Money Market Fund -- Financial Highlights (continued)
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period is as follows:

                                                                    Year ended June 30, 1998 (a)(b)
                                                    -----------------------------------------------------------
                                                       Class A                Class B                   Class C
---------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period               $  1.000                $ 1.000                   $ 1.000
                                                     --------                -------                   -------
Income From Investment Operations:
Net investment income                                   0.041(c)(d)            0.032(c)(d)               0.037(c)(d)(e)
                                                     --------                -------                   -------
Less Distributions Declared to Shareholders:
From net investment income                             (0.041)                (0.032)                   (0.037)
                                                     --------                -------                   -------
Net asset value -- End of period                     $  1.000                $ 1.000                   $ 1.000
                                                     ========                =======                   =======
Total return (f)(g)(h)                                   4.17%                  3.28%                     3.81%
                                                     ========                =======                   =======
Ratios to Net Assets
Expenses (c)(d)(i)(j)                                    0.69%                  1.69%                     1.09%(e)
Net investment income (c)(d)(i)(j)                       4.93%                  3.93%                     4.53%(e)
Net assets at end of period (000)                    $128,658                $61,811                   $ 3,304

(a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.

(b) Effective March 2, 1998, SR&F became the investment Advisor of the Fund.

(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Cash Reserves Portfolio.

(d) Net of fees waived by the Administrator which amounted to $0.001 per share and 0.19% (annualized).

(e) Net of fees waived by the Distributor which amounted to $0.005 per share and 0.60% (annualized).

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Not annualized.

(h) Had the Administrator and Distributor not waived a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(j) Annualized.

                                                                            Year ended August 31,
                                                -----------------------------------------------------------------------------
                                                                 1997                                    1996
                                                -----------------------------------------------------------------------------
                                                 Class A       Class B     Class C(a)     Class A       Class B       Class C
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period          $  1.000      $  1.000      $  1.000     $  1.000      $  1.000      $  1.000
                                                --------      --------      --------     --------      --------      --------
Income From Investment Operations:
Net investment income                              0.048         0.038         0.039        0.048         0.038         0.038
                                                --------      --------      --------     --------      --------      --------
Less Distributions Declared to Shareholders:
From net investment income                        (0.048)       (0.038)       (0.039)      (0.048)       (0.038)       (0.038)
                                                --------      --------      --------     --------      --------      --------
Net asset value -- End of period                $  1.000      $  1.000      $  1.000     $  1.000      $  1.000      $  1.000
                                                ========      ========      ========     ========      ========      ========
Total return (b)                                    4.90%         3.82%         3.97%        4.93%         3.86%         3.85%
                                                ========      ========      ========     ========      ========      ========
Ratios to Average Net Assets
Expenses (c)                                        0.72%         1.72%         1.64%        0.70%         1.70%         1.70%
Net investment income (c)                           4.73%         3.73%         3.81%        4.76%         3.76%         3.76%
Net assets at end of period (000)               $144,076      $ 70,242      $  2,904     $115,063      $ 76,539      $  4,435

(a) Effective July 1, 1997, Class D shares were redesignated Class C shares.

(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                            |
                                                                            | 11
                                                                            |

--------------------------------------------------------------------------------
Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------

To the Shareholders, Holders of Investors' Beneficial Interests and Board of Trustees of Liberty Funds Trust II and SR&F Base Trust

Liberty Money Market Fund
SR&F Cash Reserves Portfolio

We have audited the accompanying statement of assets and liabilities of Liberty Money Market Fund (formerly, Colonial Money Market Fund, a series of Liberty Funds Trust II), as of June 30, 2000, and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended, and the accompanying statement of assets and liabilities, including the portfolio of investments, of SR&F Cash Reserves Portfolio (a series of SR&F Base Trust) as of June 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the period ended June 30, 1999, and the financial highlights for each of the four years in the period then ended for the Liberty Money Market Fund were audited by other auditors whose report dated August 11, 1999 expressed an unqualified opinion on that financial statement and those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned series of Liberty Funds Trust II and SR&F Base Trust at June 30, 2000, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.


                                                  /s/ Ernst & Young LLP


Boston, Massachusetts
August 18, 2000

   |
12 |
   |

[START SIDE BAR]

Trustees & Transfer Agent

[END SIDE BAR]


Tom Bleasdale                               James L. Moody, Jr.

Retired (formerly Chairman of the Board     Retired (formerly Chairman of the Board,
and Chief Executive Officer, Shore Bank     Chief Executive Officer and Director
& Trust Company)                            Hannaford Bros. Co.)

Lora S. Collins                             John J. Neuhauser

Attorney (formerly Attorney, Kramer,        Academic Vice President and Dean of
Levin, Naftalis & Frankel)                  Faculties, Boston College (former Dean,
                                            Boston College School of Management)
James E. Grinnell
                                            Thomas E. Stitzel
Private Investor (formerly Senior Vice
President-Operations, The Rockport          Business Consultant and Chartered
Company)                                    Financial Analyst (formerly Professor of
                                            Finance, College of Business, Boise
Richard W. Lowry                            State University)

Private Investor (formerly Chairman and     Anne-Lee Verville
Chief Executive Officer, U.S. Plywood
Corporation)                                Consultant (formerly General Manager,
                                            Global Education Industry, and
Salvatore Macera                            President, Applications Solutions
                                            Division, IBM Corporation)
Private Investor (formerly Executive
Vice President of Itek Corp. and
President of Itek Optical & Electronic
Industries, Inc.)

William E. Mayer

Partner, Park Avenue Equity Partners
(formerly Dean, College of Business and
Management, University of Maryland;
Dean, Simon Graduate School of Business,
University of Rochester; Chairman and
Chief Executive Officer, CS First Boston
Merchant Bank; and President and Chief
Executive Officer, The First Boston
Corporation)

--------------------------------------------------------------------------------
Important Information About This Report

The Transfer Agent for Liberty Money Market Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.


Annual Report:
Liberty Money Market Fund

--------------------------------------------------------------------------------
Choose Liberty
--------------------------------------------------------------------------------

Because no single investment manager can be all things to all investors.(SM)


--------------------------------------------------------------------------------
L I B E R T Y
-----------------
        F U N D S
--------------------------------------------------------------------------------

ALL-STAR       Institutional money management approach for individual investors.

--------------------------------------------------------------------------------

COLONIAL       Fixed income and value style equity investing.

--------------------------------------------------------------------------------

CRABBE         A contrarian approach to fixed income and equity investing.
HUSON

--------------------------------------------------------------------------------

NEWPORT        A leader in international investing.(SM)

--------------------------------------------------------------------------------

STEIN ROE      Innovative solutions for growth and income investing.
ADVISOR

--------------------------------------------------------------------------------

[LOGO KEYPORT] A leading provider of innovative annuity products.

--------------------------------------------------------------------------------

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.


Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

---------------------------------------------------------
LIBERTY MONEY MARKET FUND             Annual report
---------------------------------------------------------

[LOGO]  L I B E R T Y
        -----------------
                F U N D S

ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR


                                                 757-02/251C-0700 (8/00) 00/1453